Note 11 - Other Accrued Liabilities - Conditional Advances (Details) - EUR (€) € in Thousands	Dec. 31, 2018	Dec. 31, 2017
2019
2020
2021
2022	203
2023 and thereafter	836
Total	€ 1,039	€ 1,039